Summary of Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Supplier Concentration Risk [Member] - Total Purchases [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplier A [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases	$ 1,053,441	$ 1,014,559
Concentration Risk, Percentage	43.98%	38.15%
Supplier B [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases	$ 304,374
Concentration Risk, Percentage	12.71%
Supplier C [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases	$ 188,728	$ 510,044
Concentration Risk, Percentage	7.88%	19.18%
Supplier D [Member]
Schedule of Concentration of Risk [Line Items]
Concentration Risk, Total Purchases		$ 476,582
Concentration Risk, Percentage		17.92%